Annual Total Returns- Vanguard International High Dividend Yield Index Fund (Admiral) [BarChart] - Admiral - Vanguard International High Dividend Yield Index Fund - Admiral Shares	2017	2018	2019	2020
Total	22.40%	(12.36%)	18.27%	(0.71%)